Consolidated Statements of Changes in Equity [Parenthetical] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Declaration of dividend per share (in dollars per share)	$ 0.065	$ 0.15	$ 0.135